                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00630

                           Van Kampen Enterprise Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN ENTERPRISE FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)


                                                           NUMBER OF
DESCRIPTION                                                 SHARES            VALUE
COMMON STOCKS    99.3%
AEROSPACE & DEFENSE    3.0%
Precision Castparts Corp.                                    226,774     $    12,041,699
United Technologies Corp.                                    632,400          32,783,616
                                                                         ---------------
                                                                              44,825,315
                                                                         ---------------

AIR FREIGHT & LOGISTICS    0.5%
FedEx Corp.                                                   81,500           7,101,095
                                                                         ---------------

APPAREL, ACCESSORIES & LUXURY GOODS    0.5%
Coach, Inc. (a)                                              242,700           7,611,072
                                                                         ---------------

APPAREL RETAIL    3.2%
Abercrombie & Fitch Co., Class A                             355,200          17,706,720
American Eagle Outfitters, Inc.                              829,100          19,508,723
bebe stores, inc.                                            289,048           5,058,340
Chico's FAS, Inc. (a)                                         38,600           1,420,480
Pacific Sunwear of California, Inc. (a)                      195,100           4,182,944
                                                                         ---------------
                                                                              47,877,207
                                                                         ---------------

APPLICATION SOFTWARE    2.3%
Autodesk, Inc. (a)                                           185,100           8,596,044
Cadence Design Systems, Inc. (a)                             375,700           6,071,312
Fair Issac Corp.                                             144,100           6,455,680
SAP AG - ADR (Germany)                                       303,360          13,144,589
                                                                         ---------------
                                                                              34,267,625
                                                                         ---------------

AUTOMOTIVE RETAIL    0.3%
O'Reilly Automotive, Inc. (a)                                155,800           4,390,444
                                                                         ---------------

BIOTECHNOLOGY    6.6%
Amgen, Inc. (a)                                              539,000          42,942,130
Celgene Corp. (a)                                            487,658          26,489,583
Gilead Sciences, Inc. (a)                                    514,057          25,065,419
MedImmune, Inc. (a)                                          149,300           5,023,945
                                                                         ---------------
                                                                              99,521,077
                                                                         ---------------

CASINOS & GAMING    0.9%
Harrah's Entertainment, Inc.                                 121,400           7,914,066
Penn National Gaming, Inc. (a)                               200,100           6,225,111
                                                                         ---------------
                                                                              14,139,177
                                                                         ---------------

COMMUNICATIONS EQUIPMENT    5.8%
ADTRAN, Inc.                                                 495,700          15,614,550
Cisco Systems, Inc. (a)                                      380,700           6,825,951
Comverse Technology, Inc. (a)                                268,559           7,055,045
Corning, Inc. (a)                                          1,198,000          23,157,340
Harris Corp.                                                 120,200           5,024,360
Motorola, Inc.                                               820,100          18,116,009
QUALCOMM, Inc.                                               138,700           6,206,825
Scientific-Atlanta, Inc.                                     156,900           5,885,319
                                                                         ---------------
                                                                              87,885,399
                                                                         ---------------

COMPUTER HARDWARE    3.7%
Apple Computer, Inc. (a)                                     279,800          15,000,078
Dell, Inc. (a)                                             1,193,986          40,834,321
                                                                         ---------------
                                                                              55,834,399
                                                                         ---------------

COMPUTER STORAGE & PERIPHERALS    1.7%
EMC Corp. (a)                                              1,230,000          15,916,200
SanDisk Corp. (a)                                            213,200          10,286,900
                                                                         ---------------
                                                                              26,203,100
                                                                         ---------------

CONSUMER FINANCE    2.3%
American Express Co.                                         411,588          23,641,615
Capital One Financial Corp.                                  140,800          11,196,416
                                                                         ---------------
                                                                              34,838,031
                                                                         ---------------

DATA PROCESSING & OUTSOURCING SERVICES    1.7%
Automatic Data Processing, Inc.                              292,500          12,589,200
First Data Corp.                                             149,500           5,980,000
Fiserv, Inc. (a)                                             166,300           7,628,181
                                                                         ---------------
                                                                              26,197,381
                                                                         ---------------

DEPARTMENT STORES    0.7%
Nordstrom, Inc.                                              323,100          11,088,792
                                                                         ---------------

DISTILLERS & VINTNERS    1.2%
Brown-Forman Corp., Class B                                  267,400          15,920,996
Constellation Brands, Inc., Class A (a)                       96,651           2,512,926
                                                                         ---------------
                                                                              18,433,922
                                                                         ---------------

DIVERSIFIED BANKS    1.1%
Bank of America Corp.                                        375,220          15,796,762
                                                                         ---------------

DIVERSIFIED CHEMICALS    0.3%
Dow Chemical Co.                                              99,400           4,141,998
                                                                         ---------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES  0.4%
Brinks Co.                                                   162,200           6,659,932
                                                                         ---------------

DIVERSIFIED METALS & MINING    0.4%
Freeport-McMoRan Copper & Gold, Inc., Class B                118,300           5,748,197
                                                                         ---------------

DRUG RETAIL    2.0%
CVS Corp.                                                  1,060,000          30,750,600
                                                                         ---------------

EDUCATION SERVICES    0.5%
Career Education Corp. (a)                                   208,818           7,425,568
                                                                         ---------------

ELECTRICAL COMPONENTS & EQUIPMENT    1.3%
Ametek, Inc.                                                 241,700          10,385,849
Rockwell Automation, Inc.                                    170,800           9,035,320
                                                                         ---------------
                                                                              19,421,169
                                                                         ---------------


ELECTRONIC EQUIPMENT MANUFACTURERS    0.4%
Mettler-Toledo International, Inc. (Switzerland) (a)         120,400           6,137,992
                                                                         ---------------

FOOD RETAIL    0.2%
7-Eleven, Inc. (a)                                            78,969           2,812,086
                                                                         ---------------

FOOTWEAR    0.4%
Reebok International, Ltd.                                   112,432           6,360,278
                                                                         ---------------

GENERAL MERCHANDISE STORES    1.4%
Target Corp.                                                 407,700          21,171,861
                                                                         ---------------

HEALTH CARE EQUIPMENT    0.9%
St. Jude Medical, Inc. (a)                                   282,300          13,211,640
                                                                         ---------------

HEALTH CARE SERVICES    2.6%
Caremark Rx, Inc. (a)                                        214,900          10,729,957
Express Scripts, Inc. (a)                                     98,800           6,145,360
Laboratory Corp. of America Holdings (a)                     137,200           6,683,012
Medco Health Solutions, Inc. (a)                             166,000           9,101,780
Quest Diagnostics, Inc.                                      133,900           6,767,306
                                                                         ---------------
                                                                              39,427,415
                                                                         ---------------

HOME ENTERTAINMENT SOFTWARE    0.4%
Activision, Inc. (a)                                         296,100           6,055,245
                                                                         ---------------

HOME IMPROVEMENT RETAIL    0.4%
Home Depot, Inc.                                             164,300           6,266,402
                                                                         ---------------

HOTELS, RESORTS & CRUISE LINES    1.9%
Marriott International, Inc., Class A                        221,400          13,948,200
Starwood Hotels & Resorts Worldwide, Inc.                    244,522          13,979,323
                                                                         ---------------
                                                                              27,927,523
                                                                         ---------------

HOUSEHOLD APPLIANCES    0.4%
Black & Decker Corp.                                          74,700           6,132,123
                                                                         ---------------

HOUSEHOLD PRODUCTS    3.0%
Church & Dwight Co., Inc.                                    117,900           4,355,226
Procter & Gamble Co.                                         682,500          40,581,450
                                                                         ---------------
                                                                              44,936,676
                                                                         ---------------

HOUSEWARES & SPECIALTIES    0.5%
Fortune Brands, Inc.                                          98,200           7,986,606
                                                                         ---------------

INDUSTRIAL CONGLOMERATES    4.1%
General Electric Co.                                       1,344,264          45,261,369
Tyco International, Ltd. (Bermuda)                           575,700          16,033,245
                                                                         ---------------
                                                                              61,294,614
                                                                         ---------------

INDUSTRIAL MACHINERY    1.8%
Danaher Corp.                                                253,400          13,640,522
Ingersoll-Rand Co., Class A (Bermuda)                        164,100           6,273,543
ITT Industries, Inc.                                          60,900           6,918,240
                                                                         ---------------
                                                                              26,832,305
                                                                         ---------------

INTEGRATED OIL & GAS    1.0%
ConocoPhillips                                                83,500           5,837,485
Exxon Mobil Corp.                                             77,165           4,903,064
Total SA - ADR (France)                                       37,089           5,037,428
                                                                         ---------------
                                                                              15,777,977
                                                                         ---------------

INTERNET RETAIL    0.6%
eBay, Inc. (a)                                               205,000           8,446,000
                                                                         ---------------

INTERNET SOFTWARE & SERVICES    1.9%
Google, Inc., Class A (a)                                     15,200           4,810,192
Yahoo!, Inc. (a)                                             698,800          23,647,392
                                                                         ---------------
                                                                              28,457,584
                                                                         ---------------

IT CONSULTING & OTHER SERVICES    0.5%
Cognizant Technology Solutions Corp., Class A (a)            152,500           7,104,975
                                                                         ---------------

LEISURE PRODUCTS    0.3%
Brunswick Corp.                                              129,100           4,870,943
                                                                         ---------------

MANAGED HEALTH CARE    7.4%
Aetna, Inc.                                                  238,394          20,535,259
Coventry Health Care, Inc. (a)                               238,836          20,544,673
Pacificare Health Systems (a)                                205,800          16,418,724
UnitedHealth Group, Inc.                                     705,200          39,632,240
WellPoint, Inc. (a)                                          193,900          14,701,498
                                                                         ---------------
                                                                             111,832,394
                                                                         ---------------

MOVIES & ENTERTAINMENT    1.0%
News Corp., Class A                                          692,200          10,791,398
Walt Disney Co.                                              155,400           3,749,802
                                                                         ---------------
                                                                              14,541,200
                                                                         ---------------

MULTI-LINE INSURANCE    0.4%
Unitrin, Inc.                                                132,900           6,307,434
                                                                         ---------------

OFFICE SERVICES & SUPPLIES    0.0%
Acco Brands Corp. (a)                                         23,043             650,273
                                                                         ---------------

OIL & GAS DRILLING    0.5%
Patterson - UTI Energy, Inc.                                 200,000           7,216,000
                                                                         ---------------

OIL & GAS EQUIPMENT & SERVICES    0.7%
Baker Hughes, Inc.                                           166,000           9,906,880
                                                                         ---------------

OIL & GAS EXPLORATION & PRODUCTION    0.8%
Chesapeake Energy Corp.                                      179,300           6,858,225
Newfield Exploration Co. (a)                                 109,000           5,351,900
                                                                         ---------------
                                                                              12,210,125
                                                                         ---------------

OIL & GAS REFINING & MARKETING    0.3%
Sunoco, Inc.                                                  62,200           4,864,040
                                                                         ---------------

OTHER DIVERSIFIED FINANCIAL SERVICES    1.4%
Merrill Lynch & Co., Inc.                                    342,700          21,024,645
                                                                         ---------------

PACKAGED FOODS & MEATS    1.3%
Hershey Foods Corp.                                          197,006          11,093,408
WM. Wrigley Jr. Co.                                          108,537           7,801,640
                                                                         ---------------
                                                                              18,895,048
                                                                         ---------------


PERSONAL PRODUCTS    0.9%
Avon Products, Inc.                                           65,223           1,761,021
Gillette Co.                                                 192,200          11,186,040
                                                                         ---------------
                                                                              12,947,061
                                                                         ---------------

PHARMACEUTICALS    5.5%
Allergan, Inc.                                               102,800           9,418,536
Forest Laboratories, Inc. (a)                                174,700           6,808,059
Johnson & Johnson (b)                                        755,449          47,804,813
Wyeth, Inc.                                                  416,500          19,271,455
                                                                         ---------------
                                                                              83,302,863
                                                                         ---------------

RESTAURANTS    0.5%
Yum! Brands, Inc.                                            150,200           7,271,182
                                                                         ---------------

SEMICONDUCTOR EQUIPMENT    0.8%
Applied Materials, Inc.                                      723,200          12,265,472
                                                                         ---------------

SEMICONDUCTORS    4.9%
Broadcom Corp., Class A (a)                                  175,400           8,228,014
Intel Corp.                                                1,364,500          33,634,925
NVIDIA Corp. (a)                                             364,100          12,481,348
Texas Instruments, Inc.                                      558,200          18,922,980
                                                                         ---------------
                                                                              73,267,267
                                                                         ---------------

SOFT DRINKS    1.8%
Pepsi Bottling Group, Inc.                                   175,700           5,016,235
PepsiCo, Inc.                                                393,800          22,332,398
                                                                         ---------------
                                                                              27,348,633
                                                                         ---------------

SPECIALTY STORES    0.4%
Claire's Stores, Inc.                                        229,200           5,530,596
                                                                         ---------------

STEEL    0.7%
Allegheny Technologies, Inc.                                 316,300           9,798,974
                                                                         ---------------

SYSTEMS SOFTWARE    4.0%
Adobe Systems, Inc. (a)                                      586,168          17,497,115
McAfee, Inc. (a)                                             243,100           7,638,202
Microsoft Corp.                                            1,388,200          35,718,386
                                                                         ---------------
                                                                              60,853,703
                                                                         ---------------

TECHNOLOGY DISTRIBUTORS    0.4%
Avnet, Inc. (a)                                              240,400           5,877,780
                                                                         ---------------

THRIFTS & MORTGAGE FINANCE    0.2%
IndyMac Bancorp, Inc.                                         90,800           3,593,864
                                                                         ---------------

TRADERS    0.6%
TXU Corp.                                                     86,400           9,752,832
                                                                         ---------------


TRUCKS    1.7%
Caterpillar, Inc.                                            154,800           9,094,500
Cummins, Inc.                                                 60,800           5,349,792
Deere & Co.                                                  106,146           6,496,135
Oshkosh Truck Corp.                                          114,000           4,920,240
                                                                         ---------------
                                                                              25,860,667
                                                                         ---------------

TOTAL LONG-TERM INVESTMENTS    99.3%
   (Cost $1,294,513,356)                                                   1,496,487,440

REPURCHASE AGREEMENT    0.9%
State Street Bank & Trust Co. ($14,036,000 par
collateralized by U.S. Government obligations in
a pooled cash account, interest rate of 3.65%,
dated 09/30/05, to be sold on 10/03/05 at $14,040,269)                        14,036,000
  (Cost $14,036,000)                                                     ---------------


TOTAL INVESTMENTS    100.2%
  (Cost $1,308,549,356)                                                    1,510,523,440

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.2%)                               (3,374,197)
                                                                         ---------------

NET ASSETS    100.0%                                                     $ 1,507,149,243
                                                                         ===============


      Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

ADR - American Depositary Receipt


Future contracts outstanding as of September 30, 2005:


LONG CONTRACTS:                                                          UNREALIZED
                                                                         APPRECIATION/
                                                          CONTRACTS      DEPRECIATION
   S&P 500 Index Futures, December 2005
  (Current Notional Value of $308,575 per contract)             26          $  (79,755)

   S&P Mini 500 Index Futures, December 2005
  (Current Notional Value of $61,715 per contract)              50              27,917
                                                            ------          ----------
                                                                76          $  (51,838)
                                                            ======          ==========

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Enterprise Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

By: /s/ Phillip G. Goff
    ---------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: November 21, 2005